Note Q - Consolidated Quarterly Financial Information (unaudited) (Details) (USD $)	3 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Proceeds from Recoveries of Loans Previously Charged off	$ 1,250